Goodwill	6 Months Ended
Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

12. Goodwill

The table below sets forth the activity in goodwill by reportable segment (in thousands):

	Reportable Segment
	Servicing	Originations	Reverse Mortgage	Asset Receivables Management	Insurance	Total
Balance at December 31, 2013	$432,267	$47,747	$138,808	$34,518	$4,397	$657,737
Impairment	—	—	(82,269)	—	—	(82,269)

Balance at June 30, 2014	$432,267	$47,747	$56,539	$34,518	$4,397	$575,468

During August 2013, HUD announced certain changes to the HECM program that impacted the reverse products available to borrowers and reduced the available principal to be drawn initially by borrowers, deferring a significant amount of cash flow to future years. The regulatory changes required industry participants to revise their overall business strategies and develop new products available to borrowers. These changes created competitive pressures in the overall market place resulting in reduced and delayed cash flows, and therefore discounted cash flows are negatively impacted due to the time value of money theory.

As a result of the August 2013 changes, our Reverse Mortgage reporting unit has experienced operating challenges during 2014. During the second quarter of 2014, the Company developed a new strategy to increase the volume of new loans sourced through the reporting unit’s retail origination channel which is anticipated to provide higher cash flows to the reporting unit. As part of this process, the Company revised its multi-year forecast for the Reverse Mortgage business. The change in assumptions used in the revised forecast and the fair value estimates utilized in the impairment testing of the Reverse Mortgage reporting unit goodwill incorporated insights gained since acquiring the Reverse Mortgage business. The lower projected revenue is a product of the changes to the HECM program noted above. The revised forecast also reflected changes related to current market trends, a likely reduction of certain fee revenue streams, business mix, cost structure, and other expectations about the anticipated short-term operating results of the Reverse business.

The Company considered its lower operating results over a sustained period of time due to increased costs to service, adverse market conditions and regulatory trends within the reverse loan industry driving lower volume and reduced cash flows on the origination of reverse loans through the Reverse Mortgage reporting unit’s correspondent channel, as well as changes in our Reverse strategy and the revised financial forecast in determining that there were interim impairment indicators that led to the need for a quantitative impairment analysis for Goodwill purposes during the second quarter.

The fair value of the Reverse reporting unit was based on the income approach. The decline in the fair value of the Reverse reporting unit resulted from lower projected revenue growth rates and profitability levels in the short term, as well as an increase in the risk factor that is included in the discount rate used to calculate the discounted cash flows.

Based on the step one and step two analyses, the fair value of the reporting unit was below the carrying value. As a result, the Company recorded an $82.3 million goodwill impairment charge in the second quarter of 2014 which is included in the goodwill impairment line item in the consolidated statements of comprehensive income (loss).

The Company completed a qualitative assessment of any potential goodwill impairment as of June 30, 2014 for the Servicing, Insurance, Originations, and ARM reporting units. Based on the qualitative assessment, the Company determined that it was not more likely than not that the fair values of the Servicing, Insurance, Originations, and ARM reporting units were less than their carrying amounts and, therefore, the Company was not required to perform the two-step goodwill impairment analysis for these reporting units.

The Company will continue to evaluate goodwill on an annual basis effective October 1, 2014 and whenever events or changes in circumstances, such as significant adverse changes in business climate or operating results, new regulatory requirements and changes in management’s business strategy, indicate that there may be a potential indicator of impairment.